FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details) - USD ($)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value as of January 1, 2021	$ 142,200,500
Initial measurement on August 3, 2020		$ 83,422,000
Change in fair value		58,778,500
Fair value as of March 31, 2021	17,174,038	142,200,500
Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value as of January 1, 2021	62,928,000
Initial measurement on August 3, 2020		40,572,000
Change in fair value		22,356,000
Fair value as of March 31, 2021		62,928,000
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value as of January 1, 2021	79,272,500
Initial measurement on August 3, 2020		42,850,000
Change in fair value	454,210,000	36,422,500
Fair value as of March 31, 2021	$ 533,482,500	$ 79,272,500